12. INCOME TAXES (Details 2)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Statutory EIT rate		25.00%	25.00%	25.00%
Non-deductible expenses		(37.70%)	(11.70%)	(3.10%)
Non-taxable income		35.70%	(138.00%)	1.00%
Tax-exempt entities	[1]	(79.30%)	(48.20%)	0.00%
Additional deduction for research and development expenses	[2]	43.80%	0.00%	0.00%
Different tax rates in other jurisdictions		20.10%	(3.80%)	0.00%
Effective tax rate		7.60%	(176.70%)	22.90%

[1]	Tax-exempt entities represent entities outside of China and Hong Kong for which the statutory tax rate is zero.
[2]	Additional deduction for research and development expenses represent additional 50% of research and development expenses could be deducted from profit before tax, which had been approved by local tax bureau in May 2017.